Note 10 - Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Changes in Shares of Our Outstanding Common Stock Preferred Stock and Warrants [Table Text Block]
	Preferred Stock	Common Stock	Treasury Stock
BALANCE, JANUARY 1, 2014	2,000,000	33,796,389	8,334

BALANCE, MARCH 31, 2014	2,000,000	33,796,389	8,334

	Preferred Stock	Common Stock	Treasury Stock	KSOP
January 1, 2012	15,780	26,177,989	13,985	15,200
Issued shares of Series C Preferred Stock in Hunter Disposal acquisition	88,000	—	—	—
Issued shares of Series C Preferred Stock in Blue Water acquisition	20,000	—	—	—
Issued shares of Series C Preferred Stock in joint venture agreement	16,000	—	—	—
Issued shares of Series C Preferred Stock in Virco acquisition	91,425	—	—	—
Issued shares of Series C Preferred Stock in White Top and Blackwater acquisition	41,000	—	—	—
Issued shares of Series C Preferred Stock upon redemption of Series B Debentures	232,536	—	—	—
Issued shares of Series C Preferred Stock in public offering	727,183	—	—	—
Issued shares of Series C Preferred Stock in exchange for Series A Preferred Stock	345,000	—	—	—
Received shares of Series A Preferred Stock in exchange for Series C Preferred Stock	(5,978)	—	—	—
Issued shares of common stock in exchange for Series B Preferred Stock	(9,802)	2,450,500	—	—
Issued shares of common stock in Hunter Disposal acquisition	—	1,846,722	—	—
Issued shares for Share based payments	—	1,328,059	(13,984)	—
Issued shares of common stock upon exercise of warrants	—	70,000	—	—
Issued shares of common stock upon acquisitions	—	1,080,004	—	—
Issued shares of common stock in ATM public offering	—	167,209	—	—

December 31, 2012	1,561,144	33,120,483	1	15,200
Issued shares of Series C Preferred Stock in public offering	265,436	—	—	—
Issued shares of common stock upon exercise of warrants	—	12,500	—	—
Issued shares of common stock upon exercise of stock options	—	100,000	—	—
Issued shares of common stock in public offering	—	221,946	—	—
Issued shares of common stock for share based payments	—	150,835	—	—
Issued shares of common stock for stock compensation	—	116,771	—	—
Issued shares of Series C Preferred Stock in private placement	181,786	—	—	—
Issued shares of KSOP	—	73,854	—	—
Adjustment of Series C Preferred Stock	(8,366)	—	—	—
Allocation of unearned shares in KSOP	—	—	—	(15,200)
Purchase of treasury stock			8,333

December 31, 2013	2,000,000	33,796,389	8,334	—

Schedule of Share Based Compensation Warrant Activity [Table Text Block]
	Shares	Weighted Average Exercise Price	Weighted Average Expected Life
Outstanding - Beginning of Period	3,531,631	$1.98	0.78
Granted	100,879	$2.25	4.91
Exercised	-
Expired	(3,007,500)	$2.01
Outstanding - End of Period	625,010	$1.87	4.61
Exercisable - End of Period	625,010	$1.87	4.61

	2013			2012
	Shares	Weighted Average Exercise Price	Weighted Average Expected Life	Shares	Weighted Average Exercise Price	Weighted Average Expected Life
Outstanding—Beginning of Year	3,020,000	$2.01	1.08	3,549,047	$1.94	1.85
Granted	524,131	$1.79	4.81	—	—	0.00
Exercised	(12,500)	$1.50		(70,000)	$1.50
Expired	—	$0.00		(459,047)	$1.50
Outstanding—End of Year	3,531,631	$1.98	0.78	3,020,000	$2.01	1.08
Exercisable—End of Year	3,531,631	$1.98		3,020,000	$2.01